Share-based Compensation (Details) ¥ in Thousands			1 Months Ended	12 Months Ended
	Dec. 20, 2013 $ / shares	Dec. 20, 2013 CNY (¥) shares	Dec. 31, 2013 shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based compensation
Share-based compensation charge | ¥				¥ 1,193,945	¥ 4,249,548	¥ 261,173
Number of ordinary shares available for future grants				195,907,439
Share option exchange program
Share-based compensation
Incremental value of shares as a result of share exchange recognized as compensation expense (in CNY) | ¥		¥ 89,030
Share option exchange program | Minimum
Share-based compensation
Year in which shares are vested		1 year
Share option exchange program | Maximum
Share-based compensation
Year in which shares are vested		6 years
Share option exchange program | RSUs
Share-based compensation
Number of unvested RSUs exchanged (in shares)		7,954,526	7,954,526
Share option exchange program | Employee options
Share-based compensation
Exercise price of shares exchanged (in dollars per share) | $ / shares	$ 3.96
Number of options issued upon exchange of unvested RSUs (in shares)		23,863,578